Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital
Schedule of share capital issued

	December 31, 2025		December 31, 2024
	Number of		Number of
Class A common shares	Shares	Amount	Shares	Amount

Balance, beginning of year:	53,618,357	$213,528	41,535,755	$209,296
Private placement	15,086,208	29,345	7,466,568	2,445
Issuance costs	-	(3,549)	329,899	(254)
Exercise of warrants	3,733,099	3,120	4,286,135	2,041
Balance, end of year:	72,437,664	$242,444	53,618,357	$213,528

Schedule of contributed surplus

	December 31,	December 31,
	2025	2024

Balance, beginning of year	$28,009	$26,985
Share-based compensation	273	487
Issuance costs	-	103
Exercise of warrants	-	434
RSU and options surrenders	(1,780)	-

Balance, end of year	$26,502	$28,009

Schedule of earnings (loss) per share

The following table summarizes the calculation of the weighted average number of basic and diluted common shares:

	2025	2024

Issued Common Shares at beginning of year	53,618,357	41,535,755

Effect of shares issued from private placement	7,167,164	3,404,435
Effect of shares issued from warrant exercises	1,012,939	1,022,776

Weighted average number of basic Common Shares	61,798,460	45,962,966

Effect of share options outstanding	-	388,722
Effect of RSUs outstanding	-	2,520,355
Effect of warrants outstanding	-	1,652,761

Weighted average number of diluted Common Shares	61,798,460	50,524,804

Schedule of share options outstanding

The following tables summarize information regarding share options outstanding:

	December 31, 2025		December 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	shares	exercise	shares	exercise
	under option	price (CDN)	under option	price (CDN)

Options outstanding, beginning of year	699,442	$0.72	794,443	$0.72
Expired	-	-	(95,001)	0.70
Surrender	(699,442)	0.72	-	-

Options outstanding, end of year	-	$-	699,442	$0.72

Options exercisable, end of year	-	$-	699,442	$0.72

Schedule of RSUs outstanding

The following tables summarize information regarding RSUs outstanding:

	December 31,	December 31,
	2025	2024
	Number of	Number of
	RSUs	RSUs

RSUs outstanding, beginning of year	3,779,623	3,779,623
Issued	502,658	100,000
Forfeitures	-	(100,000)
Surrenders	(609,866)	-

RSUs outstanding, end of year	3,672,415	3,779,623

Schedule of share based compensation

Non-cash compensation expense has been included in operating costs with respect to the share options, RSUs and shares granted to employees and non-employees as follows:

For the twelve months ended December 31,	2025	2024

Employees	$123	$254
Directors and advisors	150	144
Non-cash compensation	$273	$398